Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
January 31, 2024
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 88.7%
New York — 88 .7%
$ 1,515,000 City of New York Advance Refunding
GO, Series C,
5 .00% , 08/01/27 ........... $ 1,543,616
2,500,000 City of New York Current Refunding
GO, Series B-1,
5 .00% , 08/01/28 ........... 2,758,333
1,250,000 City of New York Current Refunding
GO, Series C-1,
5 .00% , 08/01/25 ........... 1,289,476
7,670,000 City of New York Current Refunding
GO, Series F-2,
5 .13% , 08/01/24 ........... 7,669,161
6,500,000 City of New York Current Refunding
GO, Sub-Series F-1,
5 .00% , 08/01/30 ........... 7,471,488
5,000,000 City of New York Public
Improvements GO, Subseries
D-2,
3 .66% , 12/01/26 ........... 4,903,858
5,000,000 City of New York Public
Improvements GO, Sub-Series
E-2,
4 .57% , 04/01/28 ........... 5,052,968
2,860,000 County of Westchester NY Public
Improvements GO, Series A,
5 .00% , 10/15/29 ........... 3,266,281
2,000,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5 .00% , 12/15/30 ........... 2,337,471
2,000,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 12/15/31 ........... 2,217,195
2,300,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 12/15/32 ........... 2,543,122
2,300,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 12/15/33 ........... 2,538,211
7,500,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 12/15/34 ........... 8,237,849
7,500,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 12/15/35 ........... 8,170,244
Principal
Amount Value
New York (continued)
$ 7,500,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4 .00% , 12/15/36 ........... $ 8,078,752
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5 .00% , 05/01/24 ........... 1,004,640
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5 .00% , 05/01/25 ........... 1,025,667
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5 .00% , 05/01/26 ........... 1,049,698
1,025,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5 .00% , 05/01/29 ........... 1,148,096
1,500,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5 .00% , 05/01/31 ........... 1,743,783
1,750,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, Series A, (State
Aid Withholding),
5 .00% , 05/01/27 ........... 1,878,196
2,220,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, Series A, (State
Aid Withholding),
5 .00% , 05/01/28 ........... 2,433,978
1,860,000 Long Island Power Authority Current
Refunding Revenue Bonds, Series
F,
5 .00% , 09/01/28 ........... 2,063,583
6,000,000 Long Island Power Authority Current
Refunding Revenue Bonds, Series
F,
5 .00% , 09/01/29 ........... 6,806,149
2,500,000 Long Island Power Authority Current
Refunding Revenue Bonds, Series
F,
5 .00% , 09/01/33 ........... 3,046,544

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,200,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds,
5 .00% , 09/01/35 ........... $ 1,317,618
6,000,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
4 .00% , 09/01/34 ........... 6,281,837
1,915,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/27 ........... 2,076,651
1,600,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/28 ........... 1,775,125
1,500,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/29 ........... 1,701,537
1,700,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/30 ........... 1,967,013
1,400,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/31 ........... 1,649,428
1,850,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/32 ........... 2,217,981
2,300,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/33 ........... 2,802,820
1,675,000 Long Island Power Authority Green
Bond Revenue Bonds, Series E,
5 .00% , 09/01/34 ........... 2,041,663
2,000,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% , 11/15/26 ........... 2,131,144
1,500,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds, Sub-Series A1,
5 .00% , 11/15/48 (a) ......... 1,508,417
5,000,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A,
5 .00% , 11/15/35 ........... 5,827,556
2,000,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Sub-Series A-1,
5 .00% , 11/15/33 ........... 2,027,903
Principal
Amount Value
New York (continued)
$ 5,000,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series A,
5 .00% , 11/15/31 ........... $ 5,920,735
6,280,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series B,
1 .46% , 11/15/29 ........... 5,344,009
4,000,000 New York City Housing Development
Corp. Local Multifamily
Housing, Sustainable
Development Revenue Bonds,
Series K, (Housing Finance
Agency),
0 .90% , 11/01/60 (a) ......... 3,721,436
1,000,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA-2,
5 .00% , 06/15/28 ........... 1,067,019
1,100,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA-2,
5 .00% , 06/15/29 ........... 1,196,523
5,000,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA-3,
5 .00% , 06/15/47 ........... 5,544,344
2,750,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
CC,
5 .00% , 06/15/25 ........... 2,833,130
6,000,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Sub-
Series EE,
5 .00% , 06/15/34 ........... 7,126,526
2,000,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series CC-2,
5 .00% , 06/15/26 ........... 2,031,367
2,000,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series CC-2,
5 .00% , 06/15/27 ........... 2,077,956

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
New York (continued)
$ 6,400,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series DD-1,
5 .00% , 06/15/30 ........... $ 7,396,556
1,500,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Sub-Series FF-1,
5 .00% , 06/15/49 ........... 1,597,493
5,000,000 New York City Municipal Water
Finance Authority Refunding
Revenue Bonds, Series HH,
5 .00% , 06/15/28 ........... 5,137,229
2,300,000 New York City Transitional Finance
Authority Building Aid Current
Refunding Revenue Bonds, Series
S-1A, (State Aid Withholding),
5 .00% , 07/15/31 ........... 2,695,119
3,230,000 New York City Transitional Finance
Authority Building Aid Current
Refunding Revenue Bonds, Series
S-1A, (State Aid Withholding),
5 .00% , 07/15/32 ........... 3,847,627
1,225,000 New York City Transitional Finance
Authority Building Aid Pre-
refunded Revenue Bonds, Series
S, (State Aid Withholding),
5 .00% , 07/15/24 (b) ......... 1,235,227
1,035,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5 .00% , 07/15/26 ........... 1,092,025
1,960,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3, (State Aid
Withholding),
5 .00% , 07/15/30 ........... 2,147,213
2,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5 .00% , 07/15/25 ........... 2,059,051
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5 .00% , 11/01/29 ........... 5,690,163
Principal
Amount Value
New York (continued)
$ 9,245,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds, Series D,
5 .00% , 11/01/27 ........... $ 10,056,631
2,000,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds,
5 .00% , 08/01/24 ........... 2,019,896
7,750,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Cash Flow Management
Revenue Bonds, Series B-1,
5 .00% , 08/01/25 ........... 7,997,056
2,500,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Cash Flow Management
Revenue Bonds, Series F-1,
5 .00% , 02/01/40 ........... 2,819,839
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Current Refunding
Revenue Bonds, Series E-1,
5 .00% , 11/01/36 ........... 3,540,086
2,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C,
5 .00% , 05/01/36 ........... 2,388,630
5,000 New York State Dormitory
Authority  Pre-refunded
Refunding Revenue Bonds, Series
E,
5 .00% , 02/15/30 (b) ......... 5,108
3,505,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/30 ........... 3,775,270
635,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5 .00% , 07/01/24 ........... 639,994
475,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5 .00% , 07/01/25 ........... 489,003
3,610,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5 .00% , 07/01/26 ........... 3,802,709

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
New York (continued)
$ 5,170,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5 .00% , 07/01/27 ........... $ 5,572,778
2,765,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5 .00% , 07/01/28 ........... 3,046,270
2,240,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5 .00% , 07/01/29 ........... 2,521,746
1,770,000 New York State Dormitory Authority
Cash Flow Management Revenue
Bonds, Series B,
5 .00% , 07/01/36 ........... 2,087,449
2,575,000 New York State Dormitory Authority
Correctional Facilities
Improvements Revenue Bonds,
Series A-1,
5 .00% , 03/15/28 ........... 2,823,804
2,000,000 New York State Dormitory Authority
Correctional Facilities
Improvements Revenue Bonds,
Series A-1,
5 .00% , 03/15/37 ........... 2,340,312
2,500,000 New York State Dormitory Authority
Correctional Facilities
Improvements Revenue Bonds,
Series B,
5 .20% , 03/15/25 ........... 2,506,156
3,500,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5 .00% , 07/01/35 ........... 3,980,351
1,575,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A-2,
5 .00% , 07/01/30 ........... 1,824,853
10,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-B,
5 .00% , 03/15/29 ........... 10,288,697
5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5 .00% , 02/15/28 (b) ......... 5,107,805
3,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% , 08/01/35 ........... 3,542,864
Principal
Amount Value
New York (continued)
$ 3,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% , 08/01/36 ........... $ 3,506,795
2,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% , 08/01/37 ........... 2,316,443
2,025,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% , 02/15/26 (b) ......... 2,026,379
6,500,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% , 07/01/29 (b) ......... 6,702,587
2,500,000 New York State Dormitory Authority
School Improvements Income Tax
Revenue Bonds, Series A,
5 .00% , 02/15/28 ........... 2,620,610
6,655,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/32 ........... 8,071,216
1,250,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 10/01/33 ........... 1,540,969
2,500,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5 .00% , 03/15/25 ........... 2,558,543
1,000,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5 .00% , 03/15/24 ........... 1,002,288
2,525,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5 .00% , 07/01/25 ........... 2,605,120
1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5 .00% , 07/01/26 ........... 1,846,780

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
New York (continued)
$ 3,755,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5 .00% , 06/15/28 ........... $ 4,159,137
2,000,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5 .00% , 06/15/29 ........... 2,267,647
5,000,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds,
5 .00% , 06/15/28 ........... 5,031,381
3,445,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series B,
5 .00% , 06/15/30 ........... 3,896,820
5,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 06/15/24 ........... 5,037,859
540,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 09/15/24 ........... 547,003
4,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 06/15/25 ........... 4,121,462
2,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 06/15/26 ........... 2,111,639
955,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 09/15/26 ........... 1,014,650
1,750,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 06/15/27 ........... 1,893,292
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 06/15/34 ........... 1,126,492
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 06/15/36 ........... 1,118,336
Principal
Amount Value
New York (continued)
$ 1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 09/15/36 ........... $ 1,181,432
6,250,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 09/15/41 ........... 7,109,913
985,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 06/15/24 ........... 992,458
605,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% , 06/15/24 ........... 609,581
4,240,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series B,
5 .00% , 06/15/27 ........... 4,587,177
3,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series C,
5 .00% , 09/15/48 ........... 3,325,826
550,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series E,
5 .00% , 06/15/24 ........... 554,165
5,000,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series F, (State of
New York Mortgage Agency),
3 .85% , 05/01/62 (a) ......... 5,014,017
1,000,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series J, (State of
New York Mortgage Agency),
1 .00% , 11/01/61 (a) ......... 921,737
1,500,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series J, (State of
New York Mortgage Agency),
1 .10% , 11/01/61 (a) ......... 1,360,622
4,000,000 New York State Thruway Authority
Current Refunding Revenue
Bonds, Series P,
5 .00% , 01/01/34 ........... 4,800,560

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,150,000 New York State Thruway Authority
Current Refunding Revenue
Bonds, Series P,
5 .00% , 01/01/38 ........... $ 1,339,589
5,875,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 03/15/31 ........... 6,852,441
5,500,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5 .00% , 03/15/39 ........... 6,298,975
5,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5 .00% , 03/15/25 ........... 5,112
1,500,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5 .00% , 03/15/29 ........... 1,599,863
5,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5 .00% , 03/15/31 ........... 5,846,105
5,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5 .00% , 03/15/32 ........... 5,946,552
4,500,000 New York State Urban Development
Corp. Transit Improvements
Revenue Bonds,
5 .00% , 03/15/33 ........... 5,440,096
4,620,000 New York State Urban Development
Corp. Transit Improvements
Revenue Bonds, Series A,
5 .00% , 03/15/36 ........... 5,522,833
2,085,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 189,
5 .00% , 05/01/26 ........... 2,136,369
2,500,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 237,
5 .00% , 01/15/47 ........... 2,764,310
1,100,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 84,
5 .00% , 09/01/34 ........... 1,108,846
Principal
Amount Value
New York (continued)
$ 5,150,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5 .00% , 10/15/30 (b) ......... $ 5,221,598
8,195,000 State of New York Current Refunding
GO, Series B,
2 .55% , 02/15/29 ........... 7,600,733
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4 .00% , 05/01/33 ........... 1,050,834
1,915,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4 .00% , 05/01/34 ........... 2,009,322
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4 .00% , 05/01/35 ........... 1,049,240
2,750,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Series A,
5 .00% , 11/15/28 ........... 3,066,620
1,500,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Series A,
5 .00% , 11/15/34 ........... 1,805,394
2,000,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Series A,
4 .00% , 11/15/35 ........... 2,149,079
3,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5 .00% , 05/15/27 ........... 3,234,327
1,275,000 Triborough Bridge & Tunnel Authority
Sales Tax Revenue Transit
Improvements Revenue Bonds,
Series A,
5 .00% , 05/15/34 ........... 1,540,447
1,000,000 Triborough Bridge & Tunnel Authority
Sales Tax Revenue Transit
Improvements Revenue Bonds,
Series A,
5 .00% , 05/15/38 ........... 1,166,374
1,275,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
1,
5 .00% , 06/15/29 ........... 1,376,783

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
New York (continued)
$ 850,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
1,
5 .00% , 06/15/32 ........... $ 980,968
835,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
1,
5 .00% , 06/15/33 ........... 980,723
1,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
A,
5 .00% , 06/15/26 ........... 1,511,636
2,655,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/26 ........... 2,675,595
2,975,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/27 ........... 3,062,012
5,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/28 ........... 5,263,178
5,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/29 ........... 5,399,150
5,045,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/30 ........... 5,579,491
3,630,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/31 ........... 4,106,253
4,290,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 12/15/31 ........... 4,298,770
4,760,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/32 ........... 5,493,418
2,250,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/33 ........... 2,642,668
Principal
Amount Value
New York (continued)
$ 1,700,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 06/15/34 ........... $ 2,029,096
1,080,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 12/15/28 ........... 1,082,208
7,720,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 12/15/29 ........... 7,735,782
2,750,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% , 12/15/30 ........... 2,755,622
Total Municipal Bonds
(Cost $506,617,975)
507,852,455
CORPORATE BONDS — 0.8%
United States — 0 .8%
5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0 .95% , 08/01/27 ........... 4,424,165
Total Corporate Bonds
(Cost $5,000,000)
4,424,165
U.S. GOVERNMENT SECURITIES — 7.7%
U.S. Treasury Notes — 7 .7%
10,000,000 4 .25% , 10/15/25 ............... 9,986,719
5,400,000 4 .13% , 10/31/27 ............... 5,431,219
30,000,000 3 .50% , 02/15/33 ............... 28,944,140
Total U.S. Government Securities
(Cost $44,002,055)
44,362,078
Shares
INVESTMENT COMPANY — 2.6%
14,944,400 Federated Hermes Government
Obligations Fund , 5 .26% (c) ... 14,944,400
Total Investment Company
(Cost $14,944,400)
14,944,400
TOTAL INVESTMENTS — 99.8%
(Cost $570,564,430)
$ 571,583,098
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.2%
1,002,636
NET ASSETS — 100.0%
$ 572,585,734

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
The following abbreviation is used in the report:
(a) Floating rate security. Rate shown is the rate in effect as of January
31, 2024.
(b) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c) The rate shown represents the current yield as of January 31, 2024.
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
New York ................................... 88 .7%
Other
*
...................................... 11 .3
100 .0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.